Post-employment benefits (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 02, 2021	Jan. 02, 2020
IfrsStatementLineItems [Line Items]
Amounts at the beginning of the period	R$ (1,716)	R$ (1,498)
Amounts recognized in income (1+2+3+4)	(440)	(224)
1 - Cost of current service	(33)	(53)
2 - Cost of past service	(155)
3 - Net interest	(177)	(108)
4 - Other expenses	(75)	(63)
Amount recognized in stockholders' equity - other comprehensive income	(28)	91
5 - Effects on asset ceiling	(211)	1,198
6 - Remeasurements	150	(1,125)
Changes in demographic assumptions	29	4
Changes in financial assumptions	1,554	3,821
Experience of the plan	(1,412)	(4,950)
7 - Exchange variation	33	18
Other (8+9+10)	275	(85)
9 - Benefits paid	150	128
10 - Contributions and investments from sponsor	124	110
Amounts at end of the period	(1,909)	(1,716)
Amount recognized in Assets (Note 18a)	411	493
Amount recognized in Liabilities (Note 18b)	R$ (2,320)	(2,209)
Receipt By Destination Of Resources		R$ (323)
Discount rate	10.34%	9.46%	9.46%	7.64%
Defined Benefit Plans and Variable Contribution Plans [Member]
IfrsStatementLineItems [Line Items]
Amounts at the beginning of the period	R$ (1,382)	R$ (1,079)
Amounts recognized in income (1+2+3+4)	(158)	(131)
1 - Cost of current service	(33)	(53)
3 - Net interest	(125)	(78)
Amount recognized in stockholders' equity - other comprehensive income	(22)	(282)
5 - Effects on asset ceiling	(171)	665
6 - Remeasurements	116	(965)
Changes in demographic assumptions	29	4
Changes in financial assumptions	1,499	3,708
Experience of the plan	(1,412)	(4,677)
7 - Exchange variation	33	18
Other (8+9+10)	124	110
9 - Benefits paid	(1)
10 - Contributions and investments from sponsor	124	110
Amounts at end of the period	(1,438)	(1,382)
Amount recognized in Assets (Note 18a)	33	48
Amount recognized in Liabilities (Note 18b)	(1,471)	(1,430)
Defined Benefit Plans and Variable Contribution Plans [Member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Amounts at the beginning of the period	21,912	23,225
Amounts recognized in income (1+2+3+4)	1,995	1,722
3 - Net interest	1,995	1,722
Amount recognized in stockholders' equity - other comprehensive income	(447)	(1,764)
6 - Remeasurements	(441)	(1,766)
Experience of the plan	(441)	(1,766)
7 - Exchange variation	(6)	2
Other (8+9+10)		(1,271)
9 - Benefits paid	(1,651)	(1,381)
10 - Contributions and investments from sponsor	124	110
Amounts at end of the period	21,933	21,912
Defined Benefit Plans and Variable Contribution Plans [Member] | Present value of defined benefit obligation [member]
IfrsStatementLineItems [Line Items]
Amounts at the beginning of the period	(20,039)	(20,662)
Amounts recognized in income (1+2+3+4)	(1,845)	(1,575)
1 - Cost of current service	(33)	(53)
3 - Net interest	(1,812)	(1,522)
Amount recognized in stockholders' equity - other comprehensive income	596	817
6 - Remeasurements	557	801
Changes in demographic assumptions	29	4
Changes in financial assumptions	1,499	3,708
Experience of the plan	(971)	(2,911)
7 - Exchange variation	39	16
Other (8+9+10)	1,651	1,381
9 - Benefits paid	1,651	1,381
Amounts at end of the period	(19,637)	(20,039)
Defined Benefit Plans and Variable Contribution Plans [Member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Amounts at the beginning of the period	(3,255)	(3,642)
Amounts recognized in income (1+2+3+4)	(308)	(278)
3 - Net interest	(308)	(278)
Amount recognized in stockholders' equity - other comprehensive income	(171)	665
5 - Effects on asset ceiling	(171)	665
Amounts at end of the period	(3,734)	(3,255)
Defined Contribution Plans [member]
IfrsStatementLineItems [Line Items]
Amounts at the beginning of the period	445	503
Amounts recognized in income (1+2+3+4)	(36)	(27)
3 - Net interest	39	36
4 - Other expenses	(75)	(63)
Amount recognized in stockholders' equity - other comprehensive income	(31)	292
5 - Effects on asset ceiling	(40)	533
6 - Remeasurements	9	(241)
Changes in financial assumptions	9
Experience of the plan		(241)
Other (8+9+10)		(323)
Amounts at end of the period	378	445
Amount recognized in Assets (Note 18a)	378	445
Receipt By Destination Of Resources		(323)
Defined Contribution Plans [member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Amounts at the beginning of the period	447	1,454
Amounts recognized in income (1+2+3+4)	(36)	41
3 - Net interest	39	104
4 - Other expenses	(75)	(63)
Amount recognized in stockholders' equity - other comprehensive income	9	(725)
5 - Effects on asset ceiling		(484)
6 - Remeasurements	9	(241)
Changes in financial assumptions	9
Experience of the plan		(241)
Other (8+9+10)		(323)
Amounts at end of the period	420	447
Receipt By Destination Of Resources		(323)
Defined Contribution Plans [member] | Effect of asset ceiling [member]
IfrsStatementLineItems [Line Items]
Amounts at the beginning of the period	(2)	(951)
Amounts recognized in income (1+2+3+4)		(68)
3 - Net interest		(68)
Amount recognized in stockholders' equity - other comprehensive income	(40)	1,017
5 - Effects on asset ceiling	(40)	1,017
Amounts at end of the period	(42)	(2)
Other post employment benefits [member]
IfrsStatementLineItems [Line Items]
Amounts at the beginning of the period	(779)	(922)
Amounts recognized in income (1+2+3+4)	(246)	(66)
2 - Cost of past service	(155)
3 - Net interest	(91)	(66)
Amount recognized in stockholders' equity - other comprehensive income	25	81
6 - Remeasurements	25	81
Changes in financial assumptions	46	113
Experience of the plan		(32)
Other (8+9+10)	151	128
9 - Benefits paid	151	128
Amounts at end of the period	(849)	(779)
Amount recognized in Liabilities (Note 18b)	R$ (849)	R$ (779)